Investment Securities (Schedule Of Exposure To Investment Security Issuers Exceed Ten Percentage Of Shareholders' Equity) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 1,706,916	$ 1,765,597
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member]
Schedule of Investments [Line Items]
Amortized Cost	1,620,558
Market Value	1,651,492
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member] | Federal National Mortgage Association (Fannie Mae) [Member]
Schedule of Investments [Line Items]
Amortized Cost	911,752
Market Value	930,452
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member] | Government National Mortgage Association (Ginnie Mae) [Member]
Schedule of Investments [Line Items]
Amortized Cost	205,389
Market Value	209,692
Three Investment Security Issuers Exceeding 10% Of Shareholders' Equity [Member] | Federal Home Loan Mortgage Corporation (Freddie Mac) [Member]
Schedule of Investments [Line Items]
Amortized Cost	503,417
Market Value	$ 511,348